Investment Strategy - Militia Long/Short Equity ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in both long and short positions in equity securities or ETFs that Militia Investments, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), believes offer the potential for capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities or ETFs that provide exposure to equity securities. The equity securities in which the Fund invests may be common stocks, depositary receipts (e.g., American Depositary Receipts (“ADRs”)), and publicly traded partnerships, including master limited partnerships (“MLPs”). The Fund may invest in small-, mid-, or large-capitalization companies representing equity securities of non-U.S. companies of such market capitalizations. The Fund’s investments in depositary receipts may include sponsored and/or unsponsored depositary receipts.
The Fund’s long portfolio will consist of foreign (typically in developed markets) or U.S. companies the Sub-Adviser believes present an opportunity for price appreciation. The Sub-Adviser selects individual equities primarily based on the net present value of anticipated future cash flows from the company. These cash flows could be the result of a variety of sources, such as future expected dividend payments, the expected use of free cash flow to buyback company stock, growth in a company’s cash flow generating activities, or changes in the regulations applicable to a company that may support an increase in future dividends. The Sub-Adviser does not necessarily favor growth stocks over value stocks, and the Sub-Adviser may simultaneously choose to invest in companies that it considers materially undervalued and companies the Sub-Adviser expects to be primed for growth.
The Sub-Adviser may reduce or eliminate the Fund’s long position in a company’s securities for a number of reasons, including if its expectation of future cash flows changes adversely, if new factors are introduced that negatively affect anticipated volatility for a company, or if the Sub-Adviser determines that the company is overvalued or fully valued. The Sub-Adviser typically expects to own long positions for an extended period of time (i.e., more than one year), but may reduce or eliminate its position in a company at any time. While the Sub-Adviser does not seek exposure to particular countries or regions, the Fund is expected to have significant exposure to companies listed in Japan at its inception. The Fund may hold short positions in foreign currencies (e.g., Japanese yen), such as through currency forward contracts, to mitigate currency risk associated with foreign investments.
The Fund may, but is not required to, have long exposure greater than 100% of the Fund’s net assets, and the Fund will cap its long exposure to typically less than 150% of its net assets, but may exceed this threshold from time to time.
For the Fund’s short portfolio, the Sub-Adviser seeks U.S.-listed companies for which the net present value of their anticipated future cash flows is expected to decline or be negative and consequently, their stock price is expected to decline. When the Fund sells securities short, it sells a security that it does not own (but has borrowed) at its current market price in anticipation that the price of the security will decline. To complete, or close out, the short-sale transaction, the Fund buys the same security in the market at a later date at its then-market price and returns it to the lender.
The Sub-Adviser may consider a variety of factors in making such determination, such as identifying companies facing emerging headwinds or weakness in demand, or issuer- or industry-specific factors that may lead to bankruptcy. The Fund may hold short positions in a company for short or long periods of time. In particular, if a stock sold short by the Fund has significantly declined in price (e.g., the stock has lost more than 90% of its value) without indications of a potential rebound, the Sub-Adviser may cause the Fund to continue the short position for an extended period of time to improve the Fund’s tax efficiency.
The Sub-Adviser may also seek to sell short U.S.-listed ETFs and closed-end funds (“CEFs”). This may include business development companies, with strategies that the Sub-Adviser believes are likely to lead to price declines over time. For example, the Fund may sell short options-based ETFs whose exposure to an underlying stock or basket of stocks has significantly greater downturn exposure than upside potential. Such ETFs may use options to generate additional income with the trade off of capping the upside returns from the underlying asset(s) without capping drawdowns. When the Fund sells short ETFs whose strategy caps the maximum return of the fund for a particular period of time, the Fund’s potential losses from selling such ETFs short is similarly capped.
The Fund may also seek to buy (i.e., take a long position) or sell (i.e., take a short position) broad-market equity index futures, including, but not limited to, Tokyo Stock Price Index (TOPIX) futures, to obtain long or short exposure to foreign or domestic equity markets as part of its tactical positioning or for hedging purposes. Such futures may include USD‑settled TOPIX futures listed on US based exchanges.
The Fund is expected to have short exposure up to 100% of its net assets. The Fund intends to comply with the requirements of Rule 18f-4 of the Investment Company Act of 1940 as it relates to its short positions.
The Fund may invest long or short in leveraged, inverse, or inverse leveraged ETFs whose objective is to seek a positive or negative multiple of the return of its reference asset (which may be a single stock, an index of stocks or bonds, or another asset) typically for a single day (i.e., that reset exposure daily), and the Fund may hold investments in such inverse, leveraged, or inverse leveraged ETFs if the Sub-Adviser believes the design of such ETF is likely to lead to a decline in its price over time.
The Fund’s investment strategy generally involves active trading which may result in a high annual portfolio turnover. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities or ETFs that provide exposure to equity securities.